Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Fixed maturities, at amortized cost	$ 10,468,937	$ 12,627,921
Short-term investments, at amortized cost	1,003,508	495,050
Equities, at cost	$ 821,430	$ 621,312
Shareholders’ Equity
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value	$ 1	$ 1
Preferred shares, shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Aggregate liquidation preference	$ 704,227	$ 704,227